SHAREHOLDERS' EQUITY (Narrative) (Details) $ / shares in Units, $ in Thousands			1 Months Ended				12 Months Ended
	Aug. 03, 2016 USD ($)	Jul. 16, 2014 shares	Feb. 28, 2014 shares	Oct. 31, 2013 shares	Dec. 31, 2006 shares	May 31, 2004 shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2011 $ / shares shares	Dec. 31, 2011 ₪ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional options authorized				1,100,000	700,000	650,000	2,193,396
Options outstanding							2,323,760	1,855,809
Options available for future grant							874,040
Options granted							736,654
Exercisable at the end of the year							1,326,596
Unrecognized compensation costs related to non-vested share-based compensation arrangements | $							$ 1,627
Unrecognized compensation costs related to non-vested share-based compensation arrangements, recognition period							2 years 9 months
Weighted average grant date fair values of options granted | $ / shares							$ 0.93	$ 1.67
Issuance of Ordinary shares			3,162,500
Additional expense recognized from modification of pricing on unvested options | $	$ 56
Number of options outstanding							2,343,760
eGistics [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares issued in conjunction with acquisition		2,353,310
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding							563,654
Options available for future grant							194,048
Options granted							563,654
Restricted Stock Units (RSUs) [Member] | Employees, officers and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity instruments other than options, grants in period							563,655
Restricted Stock Units (RSUs) [Member] | Employees, officers and directors [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							1 year
Restricted Stock Units (RSUs) [Member] | Employees, officers and directors [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							3 years
Stock Option [Member] | External Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted							20,000
Exercise price | $ / shares							$ 1.55
Stock Option [Member] | External Consultant [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							1 year
Stock Option [Member] | External Consultant [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							2 years
Stock Option [Member] | Employees, Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum exercise price | $ / shares							$ 1.66
Maximum exercise price | $ / shares							$ 2.55
Options granted							736,654
Stock Option [Member] | Employees, Officers and Directors [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							1 year
Stock Option [Member] | Employees, Officers and Directors [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							3 years
Warrant [Member] | Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity instruments other than options, grants in period									441,750
Warrant exercise price | $ / shares									$ 2.20
Warrant par value | ₪ / shares										₪ 0.04
Warrant term									5 years